NOTE 3 CAPITALIZED AND OPERATING LEASES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Capital Lease Obligation - Current	$ 0	$ 5,844
Rent Expense	$ 12,000	$ 12,000